Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jun. 05, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In recent years, the Compensation Committee’s practice has generally been to grant annual equity awards at its first meeting of each fiscal year, which is usually scheduled well in advance. Additionally, the Compensation Committee retains discretion to grant equity awards at other times when and as it may determine to be appropriate. The release of material nonpublic information is not taken into account in determining the timing and terms of equity award grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, stock option awards granted to Mr. Hastings and Dr. Mahmood on June 5, 2025 were made within the period beginning four business days prior to, and ending one business day following, the Company’s filing of a current report on Form 8-K with the SEC on June 6, 2025. In accordance with Item 402(x) of Regulation S-K, the following table provides additional information regarding these option grants, including the percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the filing of the Form 8-K and the trading day beginning immediately following such filing.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)
Percentage Change in the
Closing Market Price of
the Securities Underlying
the Award Between
the Trading Day Ending
Immediately Prior to
the Disclosure of Material
Nonpublic Information and
the Trading Day Beginning
Immediately Following
the Disclosure of Material
Nonpublic Information(2)

Paul Hastings	06/05/2025	377,000	1.83	556,527	2.19%
Nadir Mahmood	06/05/2025	123,500	1.83	182,311	2.19%

(1)
The amount reported in this column reflects the grant-date fair value of the option award as determined under FASB ASC Topic 718, the principles used to calculate the grant date fair value of equity awards for purposes of our financial statements. For a discussion of the assumptions and methodologies used to calculate these amounts, please see the discussion of equity awards contained in Note 11, Share-Based Compensation, to our financial statements included in our annual report on Form 10-K for 2025, filed with the SEC on March 25, 2026.

(2)
Represents the percentage change in the closing price of our common stock between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information. For the grants made on June 5, 2025, these prices were $1.83 (the closing price of our stock on June 5, 2025) and $1.87 (the closing price of our stock on June 9, 2025), respectively.

Award Timing Method	In recent years, the Compensation Committee’s practice has generally been to grant annual equity awards at its first meeting of each fiscal year, which is usually scheduled well in advance. Additionally, the Compensation Committee retains discretion to grant equity awards at other times when and as it may determine to be appropriate.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The release of material nonpublic information is not taken into account in determining the timing and terms of equity award grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	During 2025, stock option awards granted to Mr. Hastings and Dr. Mahmood on June 5, 2025 were made within the period beginning four business days prior to, and ending one business day following, the Company’s filing of a current report on Form 8-K with the SEC on June 6, 2025. In accordance with Item 402(x) of Regulation S-K, the following table provides additional information regarding these option grants, including the percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the filing of the Form 8-K and the trading day beginning immediately following such filing.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)
Percentage Change in the
Closing Market Price of
the Securities Underlying
the Award Between
the Trading Day Ending
Immediately Prior to
the Disclosure of Material
Nonpublic Information and
the Trading Day Beginning
Immediately Following
the Disclosure of Material
Nonpublic Information(2)

Paul Hastings	06/05/2025	377,000	1.83	556,527	2.19%
Nadir Mahmood	06/05/2025	123,500	1.83	182,311	2.19%

(1)
The amount reported in this column reflects the grant-date fair value of the option award as determined under FASB ASC Topic 718, the principles used to calculate the grant date fair value of equity awards for purposes of our financial statements. For a discussion of the assumptions and methodologies used to calculate these amounts, please see the discussion of equity awards contained in Note 11, Share-Based Compensation, to our financial statements included in our annual report on Form 10-K for 2025, filed with the SEC on March 25, 2026.

(2)
Represents the percentage change in the closing price of our common stock between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information. For the grants made on June 5, 2025, these prices were $1.83 (the closing price of our stock on June 5, 2025) and $1.87 (the closing price of our stock on June 9, 2025), respectively.

Paul Hastings [Member]
Awards Close in Time to MNPI Disclosures
Name		Paul Hastings
Underlying Securities | shares		377,000
Exercise Price | $ / shares		$ 1.83
Fair Value as of Grant Date | $		$ 556,527
Underlying Security Market Price Change		0.0219
Nadir Mahmood [Member]
Awards Close in Time to MNPI Disclosures
Name		Nadir Mahmood
Underlying Securities | shares		123,500
Exercise Price | $ / shares		$ 1.83
Fair Value as of Grant Date | $		$ 182,311
Underlying Security Market Price Change		0.0219